Condensed Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($)	Wag Labs, Inc. Common Stock	Wag Labs, Inc. Additional Paid-in Capital	Wag Labs, Inc. Accumulated Deficit	Wag Labs, Inc. Accumulated Other Comprehensive Income (Loss)	Wag Labs, Inc. Series P redeemable preferred stock	Wag Labs, Inc.	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2019						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2019						24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2020						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2020						24,545,386
Balance at the beginning at Dec. 31, 2019	$ 1,000	$ 3,053,000	$ (84,700,000)	$ 9,000		$ (81,637,000)
Balance at the beginning (in shares) at Dec. 31, 2019	5,614,470
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options		7,000				7,000
Shares issued upon exercise of stock options (in shares)	(21,917)
Shares cancelled, forfeited, or repurchased (in shares)	(7,292)
Stock-based compensation						285,000
Other comprehensive loss				(8,000)		(8,000)
Net loss			(18,839,000)			(18,839,000)
Balance at the end at Dec. 31, 2020	$ 1,000	3,345,000	(103,539,000)	1,000		(100,192,000)
Balance at the end (in shares) at Dec. 31, 2020	5,629,095
Redeemable Preferred Stock - Mezzanine Equity ending balance at Mar. 31, 2021						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Mar. 31, 2021						24,545,386
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options		1,000				$ 1,000
Stock-based compensation		61,000				61,000
Net loss			(2,708,000)			(2,708,000)
Balance at the end at Mar. 31, 2021	$ 1,000	3,407,000	(106,247,000)	1,000		(102,838,000)	$ 288	$ 24,713	$ (11,634)	$ 13,367
Balance at the end (in shares) at Mar. 31, 2021	5,629,095
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2020						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2020						24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2021						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2021						24,545,386
Balance at the beginning at Dec. 31, 2020	$ 1,000	3,345,000	(103,539,000)	1,000		$ (100,192,000)
Balance at the beginning (in shares) at Dec. 31, 2020	5,629,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation						122,000
Net loss						(5,141,000)
Balance at the end at Jun. 30, 2021	$ 1,000	3,468,000	(108,681,000)	1,000		(105,211,000)	288	24,713	(15,873)	9,128
Balance at the end (in shares) at Jun. 30, 2021	5,638,678
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2020						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2020						24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2021						$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2021					1,100,000	24,545,386				12,500,000
Balance at the beginning at Dec. 31, 2020	$ 1,000	3,345,000	(103,539,000)	1,000		$ (100,192,000)
Balance at the beginning (in shares) at Dec. 31, 2020	5,629,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options		3,000				3,000
Shares issued upon exercise of stock options (in shares)	(29,061)
Stock-based compensation						222,000
Other comprehensive loss				(1,000)		(1,000)
Net loss			(6,311,000)			(6,311,000)
Shares issued upon acquisition		166,000				166,000
Shares issued upon acquisition (in shares)	639,242
Balance at the end at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)			(106,113,000)	318	0	(3,721,364)	$ (3,721,046)
Balance at the end (in shares) at Dec. 31, 2021	6,297,398
Redeemable Preferred Stock - Mezzanine Equity ending balance at Mar. 31, 2021						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Mar. 31, 2021						24,545,386
Balance at the beginning at Jan. 11, 2021							0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(11,634)	(11,634)
Balance at the end at Mar. 31, 2021	$ 1,000	3,407,000	(106,247,000)	1,000		$ (102,838,000)	288	24,713	(11,634)	13,367
Balance at the end (in shares) at Mar. 31, 2021	5,629,095
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2021						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2021						24,545,386
Balance at the beginning at Jan. 11, 2021							0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(15,873)
Balance at the end at Jun. 30, 2021	$ 1,000	3,468,000	(108,681,000)	1,000		$ (105,211,000)	288	24,713	(15,873)	9,128
Balance at the end (in shares) at Jun. 30, 2021	5,638,678
Redeemable Preferred Stock - Mezzanine Equity ending balance at Dec. 31, 2021						$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Dec. 31, 2021					1,100,000	24,545,386				12,500,000
Balance at the beginning at Jan. 11, 2021							0	0	0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss									(829,563)	(829,563)
Balance at the end at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)			$ (106,113,000)	318	0	(3,721,364)	(3,721,046)
Balance at the end (in shares) at Dec. 31, 2021	6,297,398
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Mar. 31, 2021						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Mar. 31, 2021						24,545,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2021						$ 110,265,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2021						24,545,386
Balance at the beginning at Mar. 31, 2021	$ 1,000	3,407,000	(106,247,000)	1,000		$ (102,838,000)	288	24,713	(11,634)	13,367
Balance at the beginning (in shares) at Mar. 31, 2021	5,629,095
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options (in shares)	9,583
Stock-based compensation		61,000				61,000
Net loss			(2,434,000)			(2,434,000)			(4,239)	(4,239)
Balance at the end at Jun. 30, 2021	$ 1,000	3,468,000	(108,681,000)	$ 1,000		(105,211,000)	288	24,713	(15,873)	9,128
Balance at the end (in shares) at Jun. 30, 2021	5,638,678
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2021						$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2021					1,100,000	24,545,386				12,500,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Preferred Series P issuance, net of issuance costs					$ 10,925,000
Preferred Series P issuance, net of issuance costs (in shares)					1,100,000
Redeemable Preferred Stock - Mezzanine Equity ending balance at Mar. 31, 2022						$ 121,190,000
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Mar. 31, 2022						25,645,386
Balance at the beginning at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)			$ (106,113,000)	318	0	(3,721,364)	$ (3,721,046)
Balance at the beginning (in shares) at Dec. 31, 2021	6,297,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		54,000				54,000
Net loss			(2,350,000)			(2,350,000)			(2,171,947)	(2,171,947)
Balance at the end at Mar. 31, 2022	$ 1,000	3,790,000	(112,200,000)			(108,409,000)	318		(5,893,311)	(5,892,993)
Balance at the end (in shares) at Mar. 31, 2022	6,297,398
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Dec. 31, 2021						$ 110,265,000				$ 125,000,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Dec. 31, 2021					1,100,000	24,545,386				12,500,000
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2022					$ 10,925,000	$ 121,190,000				$ 125,190,736
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2022					1,100,000	25,645,386				12,500,000
Balance at the beginning at Dec. 31, 2021	$ 1,000	3,736,000	(109,850,000)			$ (106,113,000)	318	$ 0	(3,721,364)	$ (3,721,046)
Balance at the beginning (in shares) at Dec. 31, 2021	6,297,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation						94,000
Net loss						(3,440,000)				(3,563,911)
Balance at the end at Jun. 30, 2022	$ 1,000	3,830,000	(113,290,000)			(109,459,000)	318		(7,476,011)	(7,475,693)
Balance at the end (in shares) at Jun. 30, 2022	6,317,897
Redeemable Preferred Stock - Mezzanine Equity beginning balance at Mar. 31, 2022						$ 121,190,000
Redeemable Preferred Stock - Mezzanine Equity beginning balance (in shares) at Mar. 31, 2022						25,645,386
Redeemable Preferred Stock - Mezzanine Equity ending balance at Jun. 30, 2022					$ 10,925,000	$ 121,190,000				$ 125,190,736
Redeemable Preferred Stock - Mezzanine Equity ending balance (in shares) at Jun. 30, 2022					1,100,000	25,645,386				12,500,000
Balance at the beginning at Mar. 31, 2022	$ 1,000	3,790,000	(112,200,000)			$ (108,409,000)	318		(5,893,311)	$ (5,892,993)
Balance at the beginning (in shares) at Mar. 31, 2022	6,297,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued upon exercise of stock options	$ 0
Shares issued upon exercise of stock options (in shares)	20,499
Stock-based compensation						40,000
Net loss			(1,090,000)			(1,090,000)			(1,391,964)	(1,391,964)
Balance at the end at Jun. 30, 2022	$ 1,000	$ 3,830,000	$ (113,290,000)			$ (109,459,000)	$ 318		$ (7,476,011)	$ (7,475,693)
Balance at the end (in shares) at Jun. 30, 2022	6,317,897